Transactions with Related Parties - Tsakos Shipping and Trading S.A. (Details) (Tsakos Shipping and Trading S.A., USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Chartering commission	1.25%
Brokerage commission	0.50%		1.00%
Charge fee	$ 200
Payment for the cost of design and supervision services for new buildings		0	0
Euro and Eurovision
Related Party Transaction [Line Items]
Brokerage commission amount	605
DP2 suezmax shuttle tankers Rio 2016 and Brasil 2014
Related Party Transaction [Line Items]
Payment for the cost of design and supervision services for new buildings	$ 200